UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22889

Gottex Trust

(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

GOTTEX ENDOWMENT STRATEGY FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited)

December 31, 2013

Number
of Shares		Fair Value
	EXCHANGE TRADED FUNDS - 31.4%
	FIXED INCOME - 2.9%
20,193	SPDR Barclays High Yield Bond ETF	$819,028

	LONG ONLY EQUITY - 24.5%
4,729	iShares Russell 2000 ETF	545,301
37,231	SPDR EURO STOXX 50 ETF	1,571,148
11,559	SPDR S&P 500 ETF Trust	2,134,601
23,363	Vanguard FTSE Emerging Markets ETF	961,154
31,000	WisdomTree Japan Hedged Equity Fund	1,576,040
		6,788,244

	PRIVATE EQUITY - 4.0%
91,142	PowerShares Global Listed Private Equity Portfolio ETF	1,102,818
	TOTAL EXCHANGE TRADED FUNDS	8,710,090
	(Identified Cost $8,685,776)

	HEDGE FUNDS - 7.9%
	EVENT DRIVEN - 2.9%
4,965	Lyxor/Jana Partners Fund, Ltd., Class B (1) (2) (3)	800,000

	LONG/SHORT EQUITY - 2.1%
5,152	Lyxor/Tremblant Long Short Equity Fund, Ltd., Class B (1) (2) (3)	600,000

	MACRO - 2.9%
3,988	Lyxor/Bridgewater Fund, Ltd., Class B (1) (2) (3)	800,000
	TOTAL HEDGE FUNDS	2,200,000
	(Identified Cost $2,200,000)

	MUTUAL FUNDS - 52.6%
	FIXED INCOME - 4.4%
91,036	Templeton Global Total Return Fund, Class A	1,228,072

	LONG ONLY EQUITY - 14.0%
37,041	Bogle Investment Management Small Cap Growth Fund, Class I	1,298,279
68,163	Hodges Small Cap Fund, Class I	1,297,816
39,488	RBC Small Cap Core Fund, Class I	1,296,397
		3,892,492

	MACRO - 10.8%
81,071	MainStay Marketfield Fund, Class I	1,501,433
117,533	Whitebox Tactical Opportunities Fund, Class I	1,502,078
		3,003,511

	MARKET INDEPENDENT - 16.5%
223,385	Neuberger Berman Absolute Return Multi Manager Fund, Class I	2,455,000
53,625	TFS Market Neutral Fund	818,316
119,902	Whitebox Long Short Equity Fund, Class I	1,298,539
		4,571,855

	TREND FOLLOWING - 6.9%
115,800	AQR Managed Futures Strategy Fund, Class I	1,226,319
65,102	Credit Suisse Managed Futures Strategy Fund, Class I	681,617
		1,907,936
	TOTAL MUTUAL FUNDS	14,603,866
	(Identified Cost $14,589,000)

	TOTAL INVESTMENTS - 91.9%	25,513,956
	(Identified Cost $25,474,776)

	SHORT-TERM INVESTMENTS - 52.5%
	MONEY MARKET FUND - 52.5%
14,555,098	Federated Government Obligations Fund, Class I, 0.01% (4)	14,555,098
	TOTAL SHORT-TERM INVESTMENTS	14,555,098
	(Identified Cost $14,555,098)

GOTTEX ENDOWMENT STRATEGY FUND

a Delaware Statutory Trust)

Schedule of Investments (unaudited) - continued

December 31, 2013

Fair Value
TOTAL INVESTMENTS AND SHORT TERM INVESTMENTS - 144.4%
(Identified Cost $40,029,874)	$40,069,054
LIABILITIES LESS OTHER ASSETS - (44.4%)	(12,315,385)
NET ASSETS - 100.0%	$27,753,669

All percentages are based on Shareholders' Equity.

(1) Non-income Producing.

(2) Withdrawals from this portfolio fund are permitted on a weekly basis.

(3) Foreign investment denominated in U.S. dollars

(4) The rate shown is the annualized 7-day yield as of December 31, 2013.

ETF - Exchange Traded Fund

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments and short term investments are as follows:

The Gottex Endowment Strategy Fund (the “Fund”), a series of the Gottex Trust (the “Trust”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from December 30, 2013 (commencement of operations) through December 31, 2013, the Fund entered into one short forward foreign currency exchange contract. The Fund had a $661 change in net unrealized appreciation on forward foreign currency exchange contracts.

At December 31, 2013, the Fund had one outstanding short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
February 3, 2014	Euro (€)	$1,570,000	€1,139,946	$1,569,339	$661	Citigroup

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market and Small Cap exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market and Small Cap securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which OTC market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations or quotes and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Over-the-counter (OTC) derivative instruments, such as certain non-exchange traded swaps and forward contracts, are valued using an independent pricing service, counterparty valuations or independent broker quotes. Shares of other U.S. and non-U.S. publicly available investment companies are valued at their most recently published net asset value. If a security purchased on behalf of the Fund is not priced by an independent pricing service, Gottex Fund Management, Ltd. (the “Adviser”) shall determine whether market quotations are readily available. If market quotations are readily available, the Adviser shall obtain a price from an independent dealer based on the current closing bid price.

The value of the Fund’s investments in funds that are not publicly traded, such as hedge funds, will typically be the valuations reported by the private funds’ mangers and their agents. Such values are calculated according to the valuation policies of the particular private fund. In the event a private fund does not report a value to the Fund on a timely basis, or if the Adviser deems the reported price to be unreliable, the private fund will be valued at its fair value, as described below. The valuations of private funds reported by the private funds’ managers may be based on information that is subject to later adjustment as a result of information available at such later time. Such adjustments may result in an increase or decrease in the value of a private fund at the time the newly reported value is available. The Fund will not retroactively adjust the price of its shares or its net asset value based on such an adjustment by a private fund. Any such adjustment may cause purchasing or redeeming shareholders to pay too little or too much for their shares as a result of the adjustment.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Adviser using procedures adopted by, and under the supervision of, the Board of Trustees. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange. In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing services will provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAVs of its shares to differ from the NAVs that would be calculated by using closing market prices.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem investments in the near term, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,710,090	$-	$-	$8,710,090
Hedge Funds	-	-	2,200,000	2,200,000
Mutual Funds	14,603,866	-	-	14,603,866
Short-Term Investments	14,555,098	-	-	14,555,098
Total	$37,869,054	$-	$2,200,000	$40,069,054

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of December 30, 2013	$-	$-
Gross Purchases	2,200,000	2,200,000
Gross Sales	-	-
Net Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/Depreciation	-	-
Transfers out of Level 3*	-	-
Balance as of December 31, 2013	$2,200,000	$2,200,000

*Transfers out of Level 3 into Level 2 in the fair value hierarchy generally occur when lock-up periods on investments are lifted.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of December 31, 2013, based on levels assigned to investments on December 30, 2013.

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2013 relating to investments in Level 3 assets still held at December 31, 2013 is $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Trust

By (Signature and Title)*	/s/ William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	February 28, 2014

By (Signature and Title)*	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	February 28, 2014

* Print the name and title of each signing officer under his or her signature.